Filed pursuant to Rule 497(e)	Registration Statement Nos. 33-29180 and 811-05823

Supplement dated March 2, 2020

to

Prospectus dated March 2, 2020

for

Domini Sustainable Solutions FundSM

Investor and Institutional shares

Shares of the Fund will not be available for purchase or exchange until April 1, 2020. Any purchase or exchange requests that are received for the Fund prior to April 1, 2020, cannot be accepted and will need to be re-submitted on or after April 1, 2020.

If you have any questions concerning this supplement, please contact Domini at 1-800-582-6757.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.